Financial Instruments - Financing Facilities (Detail) - TWD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Unsecured Bank Loan Facilities [Member]
Disclosure of detailed information about financial instruments [Line Items]
Facility of unsecured bank loan and commercial paper payable, amount used	$ 250	$ 585
Facility of unsecured/secured bank loan and commercial paper payable, amount unused	56,438	56,191
Facility of unsecured bank loan and commercial paper payable	56,688	56,776
Secured loans [Member]
Disclosure of detailed information about financial instruments [Line Items]
Facility of secured bank loan facility, amount used	1,600	1,600
Facility of unsecured/secured bank loan and commercial paper payable, amount unused	15	20
Facility of secured bank loan facility	$ 1,615	$ 1,620